Debt (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 integer	Dec. 31, 2010
Debt Details [Line Items]
Non-recourse debt - current	$ 2,123,000,000	$ 2,503,000,000
Non-recourse debt - noncurrent	13,412,000,000	11,084,000,000
Non-recourse debt	15,535,000,000	13,587,000,000
Recourse debt - current	305,000,000	463,000,000
Recourse debt - noncurrent	6,180,000,000	4,149,000,000
Recourse debt	6,485,000,000	4,612,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	6,485,000,000	4,612,000,000
Amount paid to settle interest rate locks	24,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	15,535,000,000	13,587,000,000
Non Recourse Debt Other Disclosures [Abstract]
Aggregate notional principal of interest rate swaps and interest rate option agreements	3,800,000,000
Range of interest rates on non-recourse debt fixed by interest rate swaps (minimum)	1.44%
Range of interest rates on non-recourse debt fixed by interest rate swaps (maximum)	6.98%
Range of interest rates on non-recourse debt fixed by interest rate options (minimum)	1.00%
Range of interest rates on non-recourse debt fixed by interest rate options (maximum)	7.00%
Range of expiration dates for interest rate swaps and options on non-recourse debt	The agreements expire at various dates from 2016 through 2028.
Debt excluded from non-recourse debt and included in current and long-term liabilities of held for sale and discontinued businesses	1,300,000,000	1,500,000,000
Committed but unused credit facilities available to fund construction and other related costs and AES subsidiaries with facilities under construction	1,400,000,000
Available but unused committed revolving credit lines to support working capital, debt service reserves and other business needs (excluding construction)	1,200,000,000
Weighted average interest rate on borrowings under revolving credit lines	14.75%
Non Recourse Debt Covenants Restrictions And Defaults [Abstract]
Restricted cash and debt service reserves	594,000,000	539,000,000
Restricted net assets of subsidiaries	3,300,000,000
Nonrecourse Debt Default [Line Items]
Default	1,252,000,000
Recourse Debt Covenants And Guarantees [Abstract]
Debt Instrument Restrictive Covenants		Recourse Debt Covenants and Guarantees Certain of the Company’s obligations under the senior secured credit facility are guaranteed by its direct subsidiaries through which the Company owns its interests in the AES Shady Point, AES Hawaii, AES Warrior Run and AES Eastern Energy businesses. On December 30, 2011, AES Eastern Energy filed for bankruptcy and was deconsolidated. See Note 1—General and Summary of Significant Accounting Policies for additional information. The Company’s obligations under the senior secured credit facility are, subject to certain exceptions, secured by: (i) all of the capital stock of domestic subsidiaries owned directly by the Company and 65% of the capital stock of certain foreign subsidiaries owned directly or indirectly by the Company; and (ii) certain intercompany receivables, certain intercompany notes and certain intercompany tax sharing agreements. The senior secured credit facility is subject to mandatory prepayment under certain circumstances, including the sale of a guarantor subsidiary. In such a situation, the net cash proceeds from the sale of a Guarantor or any of its subsidiaries must be applied pro rata to repay the term loan using 60% of net cash proceeds, reduced to 50% when and if the parent’s recourse debt to cash flow ratio is less than 5:1. The lenders have the option to waive their pro rata redemption. The senior secured credit facility contains customary covenants and restrictions on the Company’s ability to engage in certain activities, including, but not limited to, limitations on other indebtedness, liens, investments and guarantees; limitations on restricted payments such as shareholder dividends and equity repurchases; restrictions on mergers and acquisitions, sales of assets, leases, transactions with affiliates and off-balance sheet or derivative arrangements; and other financial reporting requirements. The senior secured credit facility also contains financial covenants requiring the Company to maintain certain financial ratios including a cash flow to interest coverage ratio, calculated quarterly, which provides that a minimum ratio of the Company’s adjusted operating cash flow to the Company’s interest charges related to recourse debt of 1.3× must be maintained at all times and a recourse debt to cash flow ratio, calculated quarterly, which provides that the ratio of the Company’s total recourse debt to the Company’s adjusted operating cash flow must not exceed a maximum at any time of 7.5× at December 31, 2011. The terms of the Company’s senior unsecured notes and senior secured credit facility contain certain covenants including, without limitation, limitation on the Company’s ability to incur liens or enter into sale and leaseback transactions.
Term Convertible Trust Securities [Abstract]
Original Issue Number Of TECONS	10,350,000
TECONS Par Per Share	$ 3.375
Current Redemption Value Of TECONS	$ 50
Proceeds From Issuance Of TECONS	517,000,000
Junior Subordinated Debentures Purchased With Proceeds From Issuance Of TECONS	517,000,000
TECONS Common Stock Conversion Ratio	1.4216
TECONS Common Stock Conversion Price Per Share	$ 35.17
Dividend Rate Of TECONS	6.75%
Number Of Quarters That TECONS Dividends May Be Deferred If Elected	20
Maximum shares of common stock AES would be required to issue should all holders decide to convert their securities	14.7
Sonel [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	305,000,000
Kelanitissa [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	48,000,000
Maritza [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	204,000,000
Covenant Violation [Member] | Sonel [Member]
Nonrecourse Debt Default [Line Items]
Default	331,000,000
Covenant Violation [Member] | Kelanitissa [Member]
Nonrecourse Debt Default [Line Items]
Default	16,000,000
Covenant Violation [Member] | Maritza [Member]
Nonrecourse Debt Default [Line Items]
Default	905,000,000
Debt Maturity Year One [Member]
Debt Details [Line Items]
Non-recourse debt	2,123,000,000
Recourse debt	305,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	305,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	2,123,000,000
Debt Maturity Year Two [Member]
Debt Details [Line Items]
Non-recourse debt	1,358,000,000
Recourse debt	11,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	11,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	1,358,000,000
Debt Maturity Year Three [Member]
Debt Details [Line Items]
Non-recourse debt	1,661,000,000
Recourse debt	509,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	509,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	1,661,000,000
Debt Maturity Year Four [Member]
Debt Details [Line Items]
Non-recourse debt	812,000,000
Recourse debt	511,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	511,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	812,000,000
Debt Maturity Year Five [Member]
Debt Details [Line Items]
Non-recourse debt	2,260,000,000
Recourse debt	523,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	523,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	2,260,000,000
Debt Maturity Thereafter [Member]
Debt Details [Line Items]
Non-recourse debt	7,321,000,000
Recourse debt	4,626,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	4,626,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	7,321,000,000
Senior Secured Term Loan LIBOR Plus 175 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	0	200,000,000
Interest Rate - Percent Over LIBOR	1.75%
Recourse Debt Transactions [Abstract]
Recourse debt	0	200,000,000
Interest Rate - Percent Over LIBOR	1.75%
Senior Unsecured Note 8875 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	0	129,000,000
Interest Rate	8.875%
Recourse Debt Transactions [Abstract]
Recourse debt	0	129,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	8.875%
Senior Unsecured Note 8375 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	0	134,000,000
Interest Rate	8.375%
Recourse Debt Transactions [Abstract]
Recourse debt	0	134,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	8.375%
Senior Unsecured Note 775 Due 2014 [Member]
Debt Details [Line Items]
Recourse debt	500,000,000	500,000,000
Interest Rate	7.75%
Recourse Debt Transactions [Abstract]
Recourse debt	500,000,000	500,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	7.75%
Senior Unsecured Note 775 Due 2015 [Member]
Debt Details [Line Items]
Recourse debt	500,000,000	500,000,000
Interest Rate	7.75%
Recourse Debt Transactions [Abstract]
Recourse debt	500,000,000	500,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	7.75%
Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member]
Debt Details [Line Items]
Recourse debt	295,000,000	0
Interest Rate - Percent Over LIBOR	3.00%
Recourse Debt Transactions [Abstract]
Recourse debt	295,000,000	0
Interest Rate - Percent Over LIBOR	3.00%
Senior Unsecured Note 975 Due 2016 [Member]
Debt Details [Line Items]
Recourse debt	535,000,000	535,000,000
Interest Rate	9.75%
Recourse Debt Transactions [Abstract]
Recourse debt	535,000,000	535,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	9.75%
Senior Unsecured Note 800 Due 2017 [Member]
Debt Details [Line Items]
Recourse debt	1,500,000,000	1,500,000,000
Interest Rate	8.00%
Recourse Debt Transactions [Abstract]
Recourse debt	1,500,000,000	1,500,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	8.00%
Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member]
Debt Details [Line Items]
Recourse debt	1,042,000,000	0
Interest Rate - Percent Over LIBOR	3.25%
Recourse Debt Transactions [Abstract]
Recourse debt	1,042,000,000	0
Interest Rate - Percent Over LIBOR	3.25%
Interest Rate - Percent Over Base Rate	2.25%
Senior Unsecured Note 800 Due 2020 [Member]
Debt Details [Line Items]
Recourse debt	625,000,000	625,000,000
Interest Rate	8.00%
Recourse Debt Transactions [Abstract]
Recourse debt	625,000,000	625,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	8.00%
Senior Unsecured Note 7375 Due 2021 [Member]
Debt Details [Line Items]
Recourse debt	1,000,000,000	0
Interest Rate	7.375%
Recourse Debt Transactions [Abstract]
Recourse debt	1,000,000,000	0
Issue price of debt	101.00%
Non Recourse Debt Transactions [Abstract]
Interest Rate	7.375%
Term Convertible Trust Securities 675 Due 2029 [Member]
Debt Details [Line Items]
Recourse debt	517,000,000	517,000,000
Interest Rate	6.75%
Recourse Debt Transactions [Abstract]
Recourse debt	517,000,000	517,000,000
Non Recourse Debt Transactions [Abstract]
Interest Rate	6.75%
Unamortized Discounts [Member]
Debt Details [Line Items]
Recourse debt	(29,000,000)	(28,000,000)
Recourse Debt Transactions [Abstract]
Recourse debt	(29,000,000)	(28,000,000)
Senior Unsecured Note 7375 Due 2021 And Senior Secured Term Loan Libor Plus 325 [Member]
Debt Details [Line Items]
Recourse debt	2,050,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	2,050,000,000
Bank Loans [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	3,430,000,000	3,052,000,000
Interest Rate	2.95%
Maturity (range start)	2012
Maturity (range end)	2028
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	3,430,000,000	3,052,000,000
Interest Rate	2.95%
Bank Loans [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	412,000,000	424,000,000
Interest Rate	8.24%
Maturity (range start)	2012
Maturity (range end)	2023
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	412,000,000	424,000,000
Interest Rate	8.24%
Notes and Bonds [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	2,178,000,000	2,982,000,000
Interest Rate	11.70%
Maturity (range start)	2012
Maturity (range end)	2040
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	2,178,000,000	2,982,000,000
Interest Rate	11.70%
Notes and Bonds [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	6,487,000,000	4,269,000,000
Interest Rate	6.37%
Maturity (range start)	2012
Maturity (range end)	2061
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	6,487,000,000	4,269,000,000
Interest Rate	6.37%
Multilateral Debt [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	1,989,000,000	1,848,000,000
Interest Rate	3.30%
Maturity (range start)	2012
Maturity (range end)	2027
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	1,989,000,000	1,848,000,000
Interest Rate	3.30%
Multilateral Debt [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	513,000,000	467,000,000
Interest Rate	6.57%
Maturity (range start)	2012
Maturity (range end)	2027
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	513,000,000	467,000,000
Interest Rate	6.57%
Other Nonrecourse Debt [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	321,000,000	363,000,000
Interest Rate	3.83%
Maturity (range start)	2012
Maturity (range end)	2041
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	321,000,000	363,000,000
Interest Rate	3.83%
Other Nonrecourse Debt [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	205,000,000	182,000,000
Interest Rate	11.66%
Maturity (range start)	2012
Maturity (range end)	2039
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	205,000,000	182,000,000
Interest Rate	11.66%
Senior Note 650 Due 2016 [Member]
Debt Details [Line Items]
Non-recourse debt	450,000,000
Interest Rate	6.50%
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	450,000,000
Interest Rate	6.50%
Senior Note 725 Due 2021 [Member]
Debt Details [Line Items]
Non-recourse debt	800,000,000
Interest Rate	7.25%
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	800,000,000
Interest Rate	7.25%
Carrying Reported Amount Debt Disclosure [Member]
Debt Details [Line Items]
Non-recourse debt	15,535,000,000	13,587,000,000
Recourse debt	6,485,000,000	4,612,000,000
Total debt	22,020,000,000	18,199,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	6,485,000,000	4,612,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	15,535,000,000	13,587,000,000
Estimate Of Fair Value Debt Disclosure [Member]
Debt Details [Line Items]
Non-recourse debt	15,862,000,000	13,857,000,000
Recourse debt	6,640,000,000	4,868,000,000
Total debt	22,502,000,000	18,725,000,000
Recourse Debt Transactions [Abstract]
Recourse debt	6,640,000,000	4,868,000,000
Non Recourse Debt Transactions [Abstract]
Non-recourse debt	$ 15,862,000,000	$ 13,857,000,000